COMPOSITION OF THE MAIN ITEMS OF THE CONSOLIDATED STATEMENT OF FINANCIAL POSITION AND CONSOLIDATED INCOME STATEMENT - Other financial assets (Details) - ARS ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Other financial assets
Other financial assets	$ 46,499,784	$ 25,246,191
Allowances for loan losses
Other financial assets
Other financial assets	(416,205)	(464,391)
Participation certificate in financial trusts | Gross carrying amount
Other financial assets
Other financial assets	635,332	493,273
Investments in Asset Management and Other Services | Gross carrying amount
Other financial assets
Other financial assets	6,890,718	6,739,434
Other investments [member] | Gross carrying amount
Other financial assets
Other financial assets	3,113,100	3,209,561
Receivable from spot sales pending settlement [member] | Gross carrying amount
Other financial assets
Other financial assets	24,966,331	7,459,195
Several debtors [member] | Gross carrying amount
Other financial assets
Other financial assets	10,815,142	7,288,751
Miscellaneous debtors for credit card operations [member] | Gross carrying amount
Other financial assets
Other financial assets	$ 495,366	$ 520,368